CHASE GROWTH FUND
                        A SERIES OF ADVISORS SERIES TRUST

                        SUPPLEMENT DATED AUGUST 13, 2001
                      TO PROSPECTUS DATED JANUARY 28, 2001


American Data Services, Inc., the Fund's Transfer Agent, has moved its operations to Omaha, Nebraska and changed its name to Orbitex Data Services, Inc.. Fund operations will not be affected in any way. However, all correspondence, purchases by check and written redemption requests should be mailed to the Fund in care of the new address noted below. Please note: purchases by check should be made out to the Fund.

FOR REGULAR MAIL DELIVERY:

Chase Growth Fund
c/o Orbitex Data Services, Inc.
P.O. Box 542007
Omaha, NE 68154-1952

FOR OVERNIGHT DELIVERY:

Chase Growth Fund
c/o Orbitex Data Services, Inc.
14707 California Street, Suite 5
Omaha, NE 68154

The  Transfer   Agent's   toll-free   telephone   number  will  continue  to  be
1-888-861-7556.

NEW WIRE INSTRUCTIONS:

First National Bank of Omaha
ABA# 104000016
For credit to Orbitex Data Services
A/C# 11286965
For further credit to:
Investor's account number
Name(`s) of the investor(s)
Name of the Fund to be purchased.